Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements [Abstract]
Disclosure of maturity analysis of operating lease payments [Table Text Block]
	2020	2019
Within one year	$58,173	$57,860
After one year but not more than five years	2,192	26,395
More than five years	—	—
	$60,365	$84,255